UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (877) 446-3863

                    Date of fiscal year end: October 31, 2008

                    Date of reporting period: April 30, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------

      THE ADVISORS'
      INNER CIRCLE FUND

--------------------------------------------------------------------------------

      COMMERCE CAPITAL INSTITUTIONAL SELECT GOVERNMENT
      MONEY MARKET FUND
      SEMI-ANNUAL REPORT
      APRIL 30, 2008

      [COMMERCE CAPITAL MARKETS LOGO]

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            INSTITUTIONAL SELECT
                                                            GOVERNMENT MONEY
                                                            MARKET FUND
                                                            APRIL 30, 2008

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

Letter to Shareholders ...................................................     1

Schedule of Investments ..................................................     2

Statement of Assets and Liabilities ......................................     4

Statement of Operations ..................................................     5

Statement of Changes in Net Assets .......................................     6

Financial Highlights .....................................................     7

Notes to Financial Statements ............................................     8

Disclosure of Fund Expenses ..............................................    14

Approval of Investment Advisory Agreement ................................    16

--------------------------------------------------------------------------------

The Fund files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the period end. The Fund's Form N-Q is available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-733-4544; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            INSTITUTIONAL SELECT
                                                            GOVERNMENT MONEY
                                                            MARKET FUND

--------------------------------------------------------------------------------

April 30, 2008

Dear Shareholder:

We are pleased to provide you with the semi-annual report for the Commerce Capital Institutional Select Government Money Market Fund (the Fund) for the six months ended April 30, 2008.

The markets continued to be dominated by the effects of the sub-prime mortgage meltdown for the past six months. Various large financial services companies announced multi-billion dollar write-downs and banks generally tightened lending standards.

During this period, the Fed lowered the target Fed Funds Rate five times, to the current 2.00%, including an inter-meeting interest rate cut of 75 basis points on January 22. However, the Fed is also watchful of the inflationary pressures on the U.S. economy, with rising food and energy prices. As of this writing, crude oil is over $120 per barrel.

Most economic data released during the past six months have indicated a decelerating U.S. economy. There has been a sharp decline in housing related activities. The first quarter GDP was a gain of 0.6%. In April, payrolls were down 20,000 while the unemployment rate was 5.0%.

Yields of Treasury securities declined dramatically during the period under review, with Bills benefiting from the classic flight to safety reaction of investors. The three month Treasury Bill yield declined 253 basis points to 1.38% as of April 30, 2008. The yield on the two year Treasury Note decreased 169 basis points to 2.25% during the same time. Yields of Agency securities also declined, with three month discount notes currently yielding around 2.00% while two year Agency Note yield is approximately 2.78%.

Principal preservation and liquidity remain our primary focus in managing the Fund. We will strive to maximize yield by taking advantage of the yield curve while investing in permissible securities, including repurchase agreements.

We appreciate your participation in the Commerce Capital Institutional Select Government Money Market Fund.

Sincerely,

/s/ Diane Allard

Diane Allard
Vice President/Fund Manager

THIS  MATERIAL  REPRESENTS  THE  MANAGER'S  ASSESSMENT  OF THE FUND  AND  MARKET
ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE ADVISORS' INNER CIRCLE FUND                       COMMERCE CAPITAL
                                                      INSTITUTIONAL SELECT
                                                      GOVERNMENT MONEY
                                                      MARKET FUND
                                                      APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS*:
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Repurchase Agreements                                                      70.2%
U.S. Government Agency Obligations                                         29.8%

*     PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT AGENCY OBLIGATIONS (A) -- 29.8%
--------------------------------------------------------------------------------

                                                        FACE
                                                       AMOUNT           VALUE
                                                    -----------      -----------
   FHLB
      2.688%, 05/07/08 ..........................   $ 3,000,000      $ 2,998,665
      2.600%, 05/16/08 ..........................     2,000,000        1,997,850
      2.091%, 06/25/08 ..........................     3,000,000        2,990,467
      2.080%, 07/23/08 ..........................     2,000,000        1,990,455
      2.120%, 09/17/08 ..........................     2,000,000        1,983,783
      2.119%, 09/26/08 ..........................     2,000,000        1,982,733
   FHLMC
      1.889%, 06/13/08 ..........................     3,000,000        2,993,263
      2.108%, 07/11/08 ..........................     3,000,000        2,987,605
      2.050%, 07/28/08 ..........................     2,000,000        1,990,027
      2.079%, 08/29/08 ..........................     3,000,000        2,979,400
      4.370%, 01/16/09 ..........................     3,000,000        3,000,000
   FNMA
      2.035%, 05/14/08 ..........................     3,000,000        2,997,801
      1.924%, 06/18/08 ..........................     3,000,000        2,992,340
                                                                     -----------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $33,884,389) ........................                     33,884,389
                                                                     -----------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 70.3%
--------------------------------------------------------------------------------
   ABN-AMRO
      1.500%, dated 04/30/08, to be
      repurchased on 05/01/08, repurchase
      price $5,091,264 (collateralized by a
      FNMA obligation, par value $5,000,000,
      5.200%, 11/20/09; total market value is
      $5,192,874) ...............................     5,091,052        5,091,052

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       COMMERCE CAPITAL
                                                      INSTITUTIONAL SELECT
                                                      GOVERNMENT MONEY
                                                      MARKET FUND
                                                      APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                                               FACE
                                                              AMOUNT         VALUE
                                                           -----------   -------------
   Credit Suisse First Boston
      1.940%, dated 04/30/08, to be
      repurchased on 05/01/08, repurchase
      price $25,937,031 (collateralized by various
      GNMA obligations, ranging in par value
      $155,708-$13,000,000, 5.500%-6.500%,
      11/15/09-04/15/38; total market value
      $26,457,908) .....................................   $25,935,633   $  25,935,633
   Morgan Stanley
      1.770%, dated 04/30/08, to be
      repurchased on 05/01/08, repurchase price
      $9,000,348 (collateralized by a GNMA
      obligation, par value is $9,891,594, 5.000%,
      12/15/36; total market value $9,363,503) .........     8,999,906       8,999,906
   UBS Paine Webber
      1.850%, dated 04/30/08, to be
      repurchased on 05/01/08, repurchase
      price $39,867,960 (collateralized by
      various GNMA obligations, ranging
      in par value $13,403,787-$31,530,000,
      5.500%-6.000%, 04/15/36-01/20/38;
      total market value $40,665,563) ..................    39,865,911      39,865,911
                                                                         -------------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $79,892,502) ...............................                    79,892,502
                                                                         -------------
   TOTAL INVESTMENTS -- 100.1%
      (Cost $113,776,891) ..............................                 $ 113,776,891
                                                                         =============

         PERCENTAGES ARE BASED ON NET ASSETS OF $113,666,877.

   (A)   THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE

  FHLB   FEDERAL HOME LOAN BANK
 FHLMC   FEDERAL HOME LOAN MORTGAGE CORPORATION
  FNMA   FEDERAL NATIONAL MORTGAGE ASSOCIATION
  GNMA   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       COMMERCE CAPITAL
                                                      INSTITUTIONAL SELECT
                                                      GOVERNMENT MONEY
                                                      MARKET FUND
                                                      APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

ASSETS:
   Investments at value, including repurchase agreements
      of $79,892,502 (Cost $113,776,891) ......................   $ 113,776,891
   Interest Receivable ........................................          50,308
   Prepaid Expenses ...........................................           8,905
                                                                  -------------
      Total Assets ............................................     113,836,104
                                                                  -------------
LIABILITIES:
   Payable for Income Distribution ............................         107,024
   Payable due to Investment Advisor ..........................           8,126
   Payable due to Administrator ...............................           7,420
   Payable due to Trustees ....................................           1,251
   Chief Compliance Officer Fees Payable ......................           1,607
   Other Accrued Expenses .....................................          43,799
                                                                  -------------
      Total Liabilities .......................................         169,227
                                                                  -------------
   NET ASSETS .................................................   $ 113,666,877
                                                                  =============
NET ASSETS CONSIST OF:
   Paid-in Capital ............................................   $ 113,668,076
   Distributions in Excess of Net Investment Income ...........          (1,199)
                                                                  -------------
NET ASSETS ....................................................   $ 113,666,877
                                                                  =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Class Shares
   ($113,666,877 / 113,666,204) ...............................   $        1.00
                                                                  =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          COMMERCE CAPITAL
                                                         INSTITUTIONAL SELECT
                                                         GOVERNMENT MONEY
                                                         MARKET FUND (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                    SIX MONTHS
                                                                       ENDED
                                                                  APRIL 30, 2008
                                                                  --------------
INVESTMENT INCOME
Interest Income ...............................................   $   2,763,382
                                                                  -------------
EXPENSES
Investment Advisory Fees ......................................         118,613
Administration Fees ...........................................          52,109
Trustees' Fees ................................................           2,341
Chief Compliance Officer Fees .................................           1,603
Professional Fees .............................................          12,126
Transfer Agent Fees ...........................................          11,460
Printing Fees .................................................           9,983
Custodian Fees ................................................           3,121
Offering Costs(1) .............................................           2,958
Insurance and Other Fees ......................................           6,162
                                                                  -------------
   TOTAL EXPENSES .............................................         220,476
Less:
   Waiver of Investment Advisory Fees .........................         (62,072)
                                                                  -------------
NET EXPENSES ..................................................         158,404
                                                                  -------------
NET INVESTMENT INCOME .........................................       2,604,978
                                                                  -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........   $   2,604,978
                                                                  =============

(1)   SEE NOTE 3.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            INSTITUTIONAL SELECT
                                                            GOVERNMENT MONEY
                                                            MARKET FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  SIX MONTHS
                                                                     ENDED       NOVEMBER 29, 2006*
                                                                APRIL 30, 2008           TO
                                                                  (UNAUDITED)     OCTOBER 31, 2007
                                                                --------------   ------------------
OPERATIONS:
   Net Investment Income ....................................   $    2,604,978     $    2,891,929
                                                                --------------     --------------
   Net Increase in Net Assets Resulting
     from Operations ........................................        2,604,978          2,891,929
                                                                --------------     --------------
DIVIDENDS:
   Net Investment Income ....................................       (2,606,177)        (2,891,929)
                                                                --------------     --------------
CAPITAL SHARE TRANSACTIONS (AT $1.00 PER SHARE):
   Issued ...................................................      483,935,835        387,826,390
   Reinvestment of Distributions ............................        1,530,400          1,748,065
   Redeemed .................................................     (540,446,499)      (220,926,115)
                                                                --------------     --------------
     Net Increase (Decrease) in Net Assets from
       Capital Share Transactions ...........................      (54,980,264)       168,648,340
                                                                --------------     --------------
     Total Increase (Decrease) in Net Assets ................      (54,981,463)       168,648,340

NET ASSETS:
   Beginning of Period ......................................      168,648,340                 --
                                                                --------------     --------------
   End of Period (including distributions in excess of net
     investment income of ($1,199) and $0, respectively) ....   $  113,666,877     $  168,648,340
                                                                ==============     ==============

*     COMMENCEMENT OF OPERATIONS.

AMOUNT DESIGNATED AS "--" IS $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            INSTITUTIONAL SELECT
                                                            GOVERNMENT MONEY
                                                            MARKET FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  SIX MONTHS
                                                                     ENDED       NOVEMBER 29, 2006*
                                                                APRIL 30, 2008           TO
                                                                  (UNAUDITED)     OCTOBER 31, 2007
                                                                --------------   ------------------
Net Asset Value, Beginning of Period ........................     $      1.00       $     1.00
                                                                  -----------       ----------
Income from Investment Operations: ..........................            0.02             0.05
                                                                  -----------       ----------
Total from Investment Operations ............................            0.02             0.05
                                                                  -----------       ----------
Dividends:
Net Investment Income .......................................           (0.02)           (0.05)
                                                                  -----------       ----------
Total Dividends .............................................           (0.02)           (0.05)
                                                                  -----------       ----------
Net Asset Value, End of Period ..............................     $      1.00       $     1.00
                                                                  ===========       ==========
TOTAL RETURN+ ...............................................            1.62%            4.67%
                                                                  ===========       ==========

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000) .............................     $   113,667       $  168,648
Ratio of Expenses to Average Net Assets .....................            0.20%++          0.20%++
Ratio of Expenses to Average Net Assets (Excluding
   fee waivers and reimbursements of other
   operating expenses) ......................................            0.28%++          0.38%++
Ratio of Net Investment Income to Average Net Assets ........            3.30%++          4.83%++

 *    COMMENCEMENT OF OPERATIONS.

 + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISER DURING THE PERIOD INDICATED. TOTAL RETURN SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

++    ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            INSTITUTIONAL SELECT
                                                            GOVERNMENT MONEY
                                                            MARKET FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION:

The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with 36 funds. The financial statements herein are those of one such fund, the Commerce Capital Institutional Select Government Money Market Fund (the "Fund"). The investment objective of the Fund is high current income and preservation of capital while maintaining liquidity. The Fund invests primarily in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government, and repurchase agreements involving these securities. The Fund offers Institutional Class Shares. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

      USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Fund.

      SECURITY VALUATION -- Investment securities are stated at amortized cost, which approximates market value, in accordance with Rule 2a-7 of the 1940 Act. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Costs used in determining realized

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            INSTITUTIONAL SELECT
                                                            GOVERNMENT MONEY
                                                            MARKET FUND

--------------------------------------------------------------------------------

      gains and losses on the sales of investment securities are those of the specific securities sold.

      REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

      EXPENSES -- Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative net assets.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid to shareholders monthly. Any net realized capital gains are distributed to shareholders at least annually.

3. OFFERING COSTS:

Offering costs of the Fund, which include registration fees, typesetting and prospectus printing, and preparation of the initial registration statement, were amortized over a twelve-month period from the Fund's inception on November 29, 2006. As of April 30, 2008, the Fund's offering costs have been fully amortized.

4. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            INSTITUTIONAL SELECT
                                                            GOVERNMENT MONEY
                                                            MARKET FUND

--------------------------------------------------------------------------------

5. ADMINISTRATION, DISTRIBUTION, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Commerce Funds at an annual rate of 0.07% of the Funds' average daily net assets up to $500 million; 0.06% of the Funds' average daily net assets from $500 million up to and including $1 billion; and 0.05% of the Funds' average daily net assets in excess of $1 billion. There is a minimum annual fee of $95,000 per portfolio, plus $15,000 for each additional class.

The Trust and the Distributor entered into a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

Citigroup Fund Services, LLC serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement.

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

6. INVESTMENT ADVISORY AGREEMENT:

The Trust and Commerce Capital Markets, Inc. (the "Adviser") are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser receives an annual fee equal to 0.15% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit operating expenses to not more than 0.20% of the average daily net assets of the Fund. Fee waivers are voluntary and may be terminated at any time.

7. FEDERAL TAX INFORMATION:

It is the Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            INSTITUTIONAL SELECT
                                                            GOVERNMENT MONEY
                                                            MARKET FUND

--------------------------------------------------------------------------------

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise. As of October 31, 2007, there were no permanent differences.

The tax character of dividends paid during the period ended October 31, 2007 was as follows:

                                 ORDINARY
                                  INCOME        TOTAL
                                ----------   ----------
                 2007           $2,891,929   $2,891,929

As of October 31, 2007, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed Ordinary Income                                   $   659,795
Other Temporary Differences                                        (659,795)
                                                                -----------
Total Distributable Earnings                                    $        --
                                                                ===========

As of April 30, 2008, the cost of securities for Federal tax purposes is the same as the cost shown in the Schedule of Investments.

8. OTHER:

At April 30, 2008,  the  percentage of total shares  outstanding  held by record
shareholders   each  owning  10%  or  greater  of  the  aggregate  total  shares outstanding for the shares listed of the Fund was as follows:

                                  NO. OF          %
                              SHAREHOLDERS*   OWNERSHIP
                              -------------   ---------
       Institutional Shares         2            84%

* These shareholders were comprised of omnibus accounts that were held on behalf of various individual shareholders.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            INSTITUTIONAL SELECT
                                                            GOVERNMENT MONEY
                                                            MARKET FUND

--------------------------------------------------------------------------------

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9. ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 was required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Based on its analysis, management has determined that the adoption of FIN 48 did not have a material impact to the Fund's financial statements upon adoption. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and ongoing analyses of and changes to tax laws, regulations and interpretations thereof.

In September  2006,  FASB issued  STATEMENT ON  FINANCIAL  ACCOUNTING  STANDARDS
(SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            INSTITUTIONAL SELECT
                                                            GOVERNMENT MONEY
                                                            MARKET FUND

--------------------------------------------------------------------------------

disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

10. CONCENTRATION OF CREDIT RISK:

The Fund invests primarily in high quality money market instruments. The Fund maintains a diversified portfolio which currently has a concentration of assets in government securities and securities backed by the U.S. Government. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in the banking industry. The summary of credit quality rating for securities held by the Fund at April 30, 2008 is as follows:

                                S&P          MOODY'S
                            (UNAUDITED)    (UNAUDITED)
                            -----------    -----------
                             AAA  100.0%    AAA  100.0%
                                  -----          -----
                                  100.0%         100.0%
                                  =====          =====

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            INSTITUTIONAL SELECT
                                                            GOVERNMENT MONEY
                                                            MARKET FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            INSTITUTIONAL SELECT
                                                            GOVERNMENT MONEY
                                                            MARKET FUND

--------------------------------------------------------------------------------

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

--------------------------------------------------------------------------------
                                   BEGINNING     ENDING                 EXPENSES
                                    ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                     VALUE       VALUE       EXPENSE     DURING
                                    11/01/07    4/30/08      RATIOS      PERIOD*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
   Institutional Class Shares      $1,000.00   $1,016.20      0.20%      $1.00

HYPOTHETICAL 5% RETURN
   Institutional Class Shares      $1,000.00   $1,023.87      0.20%      $1.01

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the period since inception).

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            INSTITUTIONAL SELECT
                                                            GOVERNMENT MONEY
                                                            MARKET FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), at its February 2008 meeting, the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") considered the approval of the advisory agreement (the "Advisory Agreement") for an initial two-year term. The Advisory Agreement, after the initial two-year term, must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Fund may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

At its February 2008 meeting, the Board was asked to approve a new advisory agreement that would become effective after approval by shareholders and after the change in control of the Adviser resulting from the acquisition of the Adviser's parent by The Toronto-Dominion Bank. In considering the terms of the Advisory Agreement, the Board relied on the information it had received at its August 7, 2007 Board meeting, at which time it considered and renewed the prior advisory agreement (the "Prior Agreement") between the Funds and the Adviser. The Board did not deem it necessary to request additional information from the Adviser, because the Board concluded that it was sufficiently familiar with the services provided by the Adviser, its respective personnel and prior performance, as a result of its regular monitoring process, as well as the quarterly reports it receives from the Adviser, and the fact that the termination of the Prior Agreement would occur solely as a result of the change in control of the Adviser's corporate parent. Further, the terms of the Advisory Agreement were materially identical to those contained in the Prior Agreement, with the exception of the change in effective date. At the meeting held on February 19-20, 2008, the Board also received information from Fund management confirming that no material events had occurred, nor was any additional information available, that would reasonably be expected to have a material impact upon the Board's consideration of the Advisory Agreement.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            INSTITUTIONAL SELECT
                                                            GOVERNMENT MONEY
                                                            MARKET FUND

--------------------------------------------------------------------------------

At its meeting held on August 7, 2007, the Board considered the approval of the Prior Agreement. Prior to the August 2007 Board meeting, the Board requested and received written materials from the Adviser regarding: (a) the nature, extent and quality of the services to be provided by the Adviser; (b) the investment performance of the Funds and the Adviser; (c) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Funds; (d) the extent to which economies of scale would be realized as the Funds grow; and (e) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Prior Agreement. Among other things, the representatives provided a brief overview of the Adviser's ownership and structure, reviewed the Adviser's investment strategy and philosophy, and discussed the Adviser's stock selection criteria and portfolio composition principles. The Board then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the approval of the Prior Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER. In considering the quality, nature and extent of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality of the Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.

The Trustees also considered other services to be provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds' investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Moreover, the Adviser representatives assured the Board at its February 2008 meeting that there would be no reduction or other material change from the Prior

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            INSTITUTIONAL SELECT
                                                            GOVERNMENT MONEY
                                                            MARKET FUND

--------------------------------------------------------------------------------

Agreement in the nature or quality of the investment advisory services to the Funds under the new Advisory Agreement. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.

INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER. The Board was provided with information regarding each Fund's performance since its inception. The Board also compared each Fund's performance to its benchmark indices and other similar mutual funds over various periods of time. The Adviser provided information regarding and led a discussion of factors impacting the performance of the Funds, focusing on investment approach and general economic factors. Based on this information, the Board concluded that each of the Funds' performance was generally competitive as compared to their respective benchmarks and was satisfied with the investment results that the Adviser had been able to achieve for the Funds.

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE. In concluding that the advisory fees payable by the Funds were reasonable, the Trustees reviewed a report of the advisory and other fees paid by the Funds to the Adviser, as well as the costs and other expenses incurred by the Adviser in providing advisory services and the resulting profits realized by the Adviser from its relationship with the Funds, and concluded that such profit was not excessive. The Trustees also reviewed reports comparing the respective expense ratio and advisory fee paid by the Funds to those paid by other comparable mutual funds and concluded that the advisory fee appeared reasonable in light of the services rendered and was the result of arm's length negotiations. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved.

Based on the Board's deliberations and its evaluation of the information received for the August 2007 meeting described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser will provide to the Fund; and (c) agreed to approve the Advisory Agreement for an initial term of two years.

                                     NOTES

                                     NOTES

                             COMMERCE CAPITAL FUNDS
                                 P.O. Box 182218
                               Columbus, OH 43218

                                    ADVISER:
                         Commerce Capital Markets, Inc.
                               One Commerce Square
                          2005 Market Street, Suite 200
                             Philadelphia, PA 19103

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                                Ernst & Young LLP
                               Two Commerce Square
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103

    This information must be preceded or accompanied by a current prospectus for the Fund described.

COM-SA-003-0200

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           The Advisors' Inner Circle Fund


By (Signature and Title)*              /s/ Philip T. Masterson
                                       ------------------------------
                                       Philip T. Masterson, President

Date:  June 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*              /s/ Philip T. Masterson
                                       ------------------------------
                                       Philip T. Masterson, President

Date:  June 30, 2008


By (Signature and Title)*              /s/ Michael Lawson
                                       -------------------------
                                       Michael Lawson
                                       Controller & CFO


Date:  June 30, 2008

* Print the name and title of each signing officer under his or her signature.